NET LOSS PER SHARE	12 Months Ended
Mar. 31, 2026
Loss per share:-
NET LOSS PER SHARE

NOTE – 13 NET LOSS PER SHARE

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the year. The following table sets forth the computation of basic and diluted net loss per share for the years ended March 31, 2024, 2025 and 2026:

	Years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	USD

Net loss attributable to ordinary shareholders	$(5,840,256)	$(27,773,099)	$(27,319,616)	$(3,502,515)

Weighted average ordinary shares outstanding – Basic and diluted*	8,138,580	13,634,620	51,608,407	51,608,407

Net loss per share – Basic and diluted	$(0.72)	$(2.04)	$(0.53)	$(0.07)

*	The share amounts are presented on a retroactive basis, giving effect to the Share Redesignation (see Note 1).

Basic earnings per ordinary share is computed by dividing net income (loss) available to the Company’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. As a result, under the two-class method in accordance with ASC 260, net loss available to the Company’s ordinary shareholders is allocated between Class A and Class B ordinary shares and other participating securities based on participating rights in undistributed earnings on a proportionate basis.